UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2008 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)

Consumer Discretionary--9.8%
Apollo Group, Cl. A	105,180 a	4,543,776
Gap	603,100	11,869,008
Home Depot	267,768	7,489,471
International Game Technology	292,715	11,770,070
Johnson Controls	260,088	8,790,974
Marriott International, Cl. A	368,700	12,668,532
McDonald's	141,183	7,873,776
News, Cl. A	678,566	12,723,112
Omnicom Group	216,300	9,556,134
Ross Stores	222,130	6,655,015
Royal Caribbean Cruises	307,500	10,116,750
SK Equity Fund, LP (Units)	1.288 c	0
TJX Cos.	380,395	12,579,663
Viacom, Cl. A	173,650 a	6,881,750
		123,518,031
Consumer Staples--12.3%
Altria Group	374,685	8,318,007
Cadbury Schweppes, ADR	277,900	12,288,738
Colgate-Palmolive	180,668	14,075,844
ConAgra Foods	291,779	6,988,107
CVS Caremark	381,606	15,458,859
Dean Foods	413,730	8,311,836
Estee Lauder, Cl. A	199,320	9,138,822
Kraft Foods, Cl. A	222,094	6,887,135
Molson Coors Brewing, Cl. B	279,263	14,680,856
Philip Morris International	374,685 a	18,951,567
Smithfield Foods	271,863 a	7,003,191
SUPERVALU	292,462	8,768,011
Wal-Mart Stores	464,537	24,471,809
		155,342,782
Energy--14.1%
Anadarko Petroleum	107,400	6,769,422
Chevron	370,870	31,657,463
ENI, ADR	204,260	13,912,149
ENSCO International	265,330	16,614,965
Exxon Mobil	77,937	6,591,911
Halliburton	252,912	9,947,029
Marathon Oil	158,880	7,244,928
Occidental Petroleum	310,350	22,708,309
Petroleo Brasileiro, ADR	125,600	12,825,016
Valero Energy	228,600	11,226,546
XTO Energy	624,525	38,633,116
		178,130,854
Financial--15.3%
ACE	181,210	9,977,423
American Express	223,880	9,788,034
Bank of America	580,242	21,996,974
CapitalSource	343,020	3,317,003
CIT Group	304,730	3,611,050
Fidelity National Financial, Cl. A	283,680	5,199,854
Goldman Sachs Group	78,960	13,059,194

Hudson City Bancorp	329,470	5,825,030
JPMorgan Chase & Co.	583,970	25,081,511
Merrill Lynch & Co.	329,090	13,407,127
MetLife	265,800	16,017,108
PNC Financial Services Group	214,000	14,031,980
Prudential Financial	96,510	7,551,907
State Street	145,390	11,485,810
U.S. Bancorp	583,890	18,894,680
Wells Fargo & Co.	523,470	15,232,977
		194,477,662
Health Care--10.2%
Baxter International	314,750	18,198,845
Covidien	162,365	7,184,651
Galen Partners II, LP (Units)	0.47 c	60,200
Hospira	293,600 a	12,557,272
Johnson & Johnson	230,160	14,930,479
Medtronic	351,040	16,979,805
Merck & Co.	337,700	12,815,715
Pfizer	602,140	12,602,790
Schering-Plough	501,290	7,223,589
Thermo Fisher Scientific	325,170 a	18,482,663
Wyeth	191,520	7,997,875
		129,033,884
Industrial--14.0%
Allied Waste Industries	635,170 a	6,866,188
Dover	192,060	8,024,267
Eaton	223,280	17,788,718
Emerson Electric	442,930	22,793,178
General Electric	1,532,210	56,707,092
KBR	275,535	7,640,586
L-3 Communications Holdings	94,000	10,277,960
Lockheed Martin	124,060	12,319,158
Terex	131,930 a	8,245,625
Tyco Electronics	205,816	7,063,605
Tyco International	244,115	10,753,266
United Technologies	117,690	8,099,426
		176,579,069
Information Technology--14.1%
Akamai Technologies	184,464 a	5,194,506
Apple	35,591 a	5,107,308
Cisco Systems	916,373 a	22,075,426
Google, Cl. A	23,461 a	10,333,867
Hewlett-Packard	520,730	23,776,532
Intel	481,442	10,196,942
International Business Machines	190,306	21,911,833
McAfee	188,935 a	6,251,859
Microchip Technology	188,811	6,179,784
Microsoft	724,103	20,550,043
NVIDIA	297,583 a	5,889,168
Oracle	637,308 a	12,465,744
QUALCOMM	284,270	11,655,070
Texas Instruments	347,147	9,813,846
Visa, Cl. A	109,220 a	6,810,959
		178,212,887
Materials--3.4%
Air Products & Chemicals	139,842	12,865,464
Allegheny Technologies	149,550	10,671,888
Freeport-McMoRan Copper & Gold	73,550	7,076,981

Rio Tinto, ADR	30,930	12,738,211
		43,352,544
Telecommunication Services--2.8%
AT & T	563,700	21,589,710
Verizon Communications	370,707	13,512,270
		35,101,980
Utilities--3.6%
Consolidated Edison	165,910	6,586,627
Dominion Resources	226,420	9,246,993
Sempra Energy	394,940	21,042,403
Southern	243,990	8,688,484
		45,564,507
Total Common Stocks
(cost $1,140,060,548)		1,259,314,200

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $943,000)	943,000 [b]	943,000

Total Investments (cost $1,141,003,548)	99.7%	1,260,257,200
Cash and Receivables (Net)	.3%	3,396,949
Net Assets	100.0%	1,263,654,149

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.
c	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $60,200 representing .0% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Galen Partners II, LP (Units)	5/6/94-1/3/97	758,175.00		127,979
				per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	260,691	0	0 per unit

† Average cost per unit.

The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,141,003,548. Net unrealized appreciation on investments was $119,253,652 of which $202,218,838 related to appreciated investment securities and $82,965,186 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	1,260,197,000		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	60,200		0

Total	1,260,257,200		0

* Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Purchase/
				Sell
		Original Cost at	Value at	Proceeds	Value at
Security Type	Valuation Level	Purchase ($)	12/31/2007 ($)	($)	3/31/2008 ($)

Limited
Partnerships	Level 3	1,018,866	718,292	0	60,200

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)